SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Share-based Compensation [Abstract]
Disclosure of terms and conditions of share-based payment arrangement	The number of 2022-2024 PSUs with a TSR Target that vest under the Equity Incentive Plan 2022-2024 is based on the Company’s TSR performance over the relevant performance period compared to an industry-specific Peer Group as summarized below.

Ferrari TSR Ranking	% of Target Awards that Vest
1	175%
2	150%
3	125%
4	100%
5	75%
6	50%
>6	0%
The defined Peer Group (including the Company) for the TSR Target is presented below.

Ferrari	Aston Martin	Burberry	Estee Lauder
Hermes	Kering	LVMH	Mercedes Benz Group AG
Moncler	Prada	Richemont
EBITDA Target

The number of 2022-2024 PSUs with an EBITDA Target that vest under the Equity Incentive Plan 2022-2024 is determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan, as summarized below.

Actual Adjusted EBITDA Compared to Business Plan	% of Awards that Vest
+15%	175%
+10%	150%
+5%	125%
Business Plan Target	100%
-5%	75%
<-5%	0%

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The fair value of the PSUs and RSUs that were awarded under the Equity Incentive Plan 2022-2024, which is determined based on actuarial calculations that apply certain assumptions and take into consideration the specific characteristics of the awards granted, is summarized in the following table.

Equity Incentive Plan 2022-2024
PSUs	€200.13
RSUs	€201.20
The key assumptions utilized to calculate the grant-date fair values of the PSUs that were awarded under the Equity Incentive Plan 2022-2024 are summarized below:

Equity Incentive Plan 2022-2024
Grant date share price	€205.20
Expected volatility	27.75%
Dividend yield	0.75%
Risk-free rate	0%

Outstanding number of PSUs and RSUs
Changes to the outstanding number of PSU and RSU awards under all equity incentive plans of the Group are as follows:

	Outstanding PSU Awards	Outstanding RSU Awards	Total Outstanding Awards
Balance at January 1, 2021	414,839	159,063	573,902
Granted(1)	49,861	41,460	91,321
Forfeited	(19,775)	(13,048)	(32,823)
Vested	(292,753)	(63,814)	(356,567)
Balance at December 31, 2021	152,172	123,661	275,833
Granted(2)	72,373	26,574	98,947
Forfeited	(16,327)	(8,934)	(25,261)
Vested	(68,013)	(54,112)	(122,125)
Balance at December 31, 2022	140,205	87,189	227,394
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(1)     Granted under the Equity Incentive Plan 2021-2023.
(2)    Grander under the Equity Incentive Plan 2022-2024.